MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) (USD $)	9 Months Ended	12 Months Ended			0 Months Ended	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 30, 2013	Dec. 31, 2012	May 19, 2014 MJ Holdings [Member]	Sep. 30, 2014 MJ Holdings [Member]	May 19, 2014 MJ Holdings [Member]	Dec. 30, 2013 MJ Holdings [Member]
MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) [Line Items]
Marketable Securities, Current	$ 208,025	$ 184,800	$ 184,800	$ 0		$ 31,625		$ 0
Marketable Securities, Number of Shares Held as Deposit (in Shares)	7,000,000	7,000,000
Marketable Securities, Value of Shares Held as Customer Deposit	300,000	300,000
Fair Value Inputs, Discount Rate	12.00%	12.00%
Marketable Securities, Restricted, Current	176,400	184,800	184,800
Investment, Percentage of Profits Realized from Investment					50.00%
Investment, Term of Investment					6 months
Class of Warrant or Right, Outstanding (in Shares)							33,333
Class of Warrant or Rights, Granted (in Shares)						5
Class of Warrant or Rights, Exercised (in Shares)						10,825
Class of Warrant or Rights, Fair Value Granted						$ 21,758